UNITED STATES
        SECURITIES AND EXHANGE COMMISSION
          Washington, D.C.  20549

                 FORM 13F

          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional INvestment Manager Filing this Report:

Name:       Rittenhouse Asset Management, Inc.
Address:    #5 Radnor Corporate Center, Suite 300
            Radnor, PA  19087

13F File Number:  23-2119472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Catherine T. Reese
Title:         Chief Compliance Officer
Phone:         610-254-9600
Signature, Place, and Date of Signing:

     Catherine T. Reese      Radnor, Pennsylvania    February 13, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13 COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQURED BY THE SECURITIES EXCHANGE
ACT OF 1934

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/02
                         RUN DATE: 02/12/03 12:20 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   57

FORM 13F INFORMATION TABLE VALUE TOTAL:   $9,972,403,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 12/31/02

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AFLAC INC COM                  COM              001055102    98911  3283883 SH       SOLE                  3006508        0   277375
ALLERGAN INC COM               COM              018490102      530     9200 SH       SOLE                     8000        0     1200
AMERICAN INTL GROUP INC        COM              026874107   433169  7487798 SH       SOLE                  6826826        0   660972
AMGEN INC                      COM              031162100   342909  7093686 SH       SOLE                  6476108        0   617578
AUTOMATIC DATA PROCESSING      COM              053015103   301412  7679296 SH       SOLE                  7014836        0   664459
BED BATH & BEYOND INC COM      COM              075896100   142380  4123372 SH       SOLE                  3749336        0   374036
BIOMET INC                     COM              090613100      502    17500 SH       SOLE                    12500        0     5000
CARDINAL HEALTH INC COM        COM              14149Y108   457782  7734113 SH       SOLE                  7087510        0   646604
CISCO SYS INC                  COM              17275R102   192728 14712095 SH       SOLE                 13421031        0  1291064
CITIGROUP INC.                 COM              172967101   240769  6841962 SH       SOLE                  6231769        0   610193
CITIZENS COMMUNICATIONS CO COM COM              17453B101      107    10145 SH       SOLE                        0        0    10145
COCA COLA CO                   COM              191216100   130846  2984618 SH       SOLE                  2726161        0   258457
COLGATE PALMOLIVE CO           COM              194162103   379386  7236055 SH       SOLE                  6595390        0   640665
CONCORD EFS INC COM            COM              206197105      502    31912 SH       SOLE                    26912        0     5000
DELL COMPUTER CORP COM         COM              247025109   173320  6481667 SH       SOLE                  5950573        0   531094
DOLLAR GEN CORP COM            COM              256669102     6202   518992 SH       SOLE                   509400        0     9592
FANNIE MAE                     COM              313586109   324787  5048763 SH       SOLE                  4606690        0   442073
FIRST DATA CORP                COM              319963104   163422  4615126 SH       SOLE                  4223101        0   392025
FOREST LABS INC                COM              345838106     2884    58716 SH       SOLE                    39316        0    19400
GENERAL DYNAMICS CORP          COM              369550108      805    10137 SH       SOLE                     7137        0     3000
GENERAL ELEC CO                COM              369604103   419349 17221708 SH       SOLE                 15714820        0  1506888
HOME DEPOT INC                 COM              437076102     1169    48654 SH       SOLE                    40661        0     7993
ILLINOIS TOOL WORKS INC        COM              452308109      337     5200 SH       SOLE                     3200        0     2000
INTERNATIONAL BUSINESS MACHINE COM              459200101   266555  3439425 SH       SOLE                  3131253        0   308172
ISHARES TR RSSLL 1000 GRWT     MUTUAL FUNDS     464287614     1317    36227 SH       SOLE                    25727        0    10500
JOHNSON & JOHNSON              COM              478160104   370660  6901144 SH       SOLE                  6346091        0   555053
KOHLS CORP COM                 COM              500255104      703    12564 SH       SOLE                    11214        0     1350
LINEAR TECHNOLOGY CORP COM     COM              535678106      514    20000 SH       SOLE                    13000        0     7000
LOWES CO                       COM              548661107   209248  5579938 SH       SOLE                  5120802        0   459136
MBNA CORP                      COM              55262L100   298622 15700445 SH       SOLE                 14325866        0  1374579
MARSH MCLENNAN                 COM              571748102   214468  4641164 SH       SOLE                  4247787        0   393377
MEDIMMUNE INC COM              COM              584699102      679    25000 SH       SOLE                    15000        0    10000
MEDTRONIC INC                  COM              585055106   495445 10865017 SH       SOLE                  9936627        0   928390
MERCK & CO INC                 COM              589331107      918    16218 SH       SOLE                    13168        0     3050
MICROSOFT CORP                 COM              594918104   415163  8030227 SH       SOLE                  7332964        0   697263
MOLEX INC COM                  COM              608554101     3593   155935 SH       SOLE                   150935        0     5000
NOKIA CORP SPONSORED ADR       COM              654902204   137679  8882521 SH       SOLE                  8084815        0   797706
ORACLE CORP                    COM              68389X105    97376  9016324 SH       SOLE                  8192067        0   824257
PEPSICO INC                    COM              713448108   362586  8588023 SH       SOLE                  7860861        0   727162
PFIZER INC                     COM              717081103   484304 15842471 SH       SOLE                 14455945        0  1386526
PROCTER & GAMBLE CO            COM              742718109   215538  2508003 SH       SOLE                  2286684        0   221320
SLM CORPORATION COM            COM              78442P106   220109  2119285 SH       SOLE                  1941452        0   177833
SPDR TR UNIT SER 1             COM              78462F103    16279   184505 SH       SOLE                   181955        0     2550
SIEBEL SYS INC COM             COM              826170102      327    44207 SH       SOLE                    29707        0    14500
STATE STR CORP                 COM              857477103   192194  4928044 SH       SOLE                  4509408        0   418636
STRYKER CORP                   COM              863667101     1350    20115 SH       SOLE                    15115        0     5000
SYSCO CORPORATION              COM              871829107   300247 10078778 SH       SOLE                  9174382        0   904396
TARGET CORP                    COM              87612E106   106674  3555808 SH       SOLE                  3248586        0   307222
TEXAS INSTRUMENTS INC          COM              882508104   150901 10053354 SH       SOLE                  9166940        0   886414
3M COMPANY COM                 COM              88579Y101   304861  2472511 SH       SOLE                  2260732        0   211779
UNITED PARCEL SVC INC CL B     COM              911312106   185010  2932942 SH       SOLE                  2704588        0   228354
UNITED TECHNOLOGIES CORP       COM              913017109      249     4014 SH       SOLE                     3014        0     1000
UNITEDHEALTH GROUP INC         COM              91324P102   198058  2371952 SH       SOLE                  2177482        0   194470
WAL MART STORES INC            COM              931142103   366488  7255753 SH       SOLE                  6629053        0   626700
WALGREEN COMPANY               COM              931422109   315439 10806423 SH       SOLE                  9857897        0   948525
WELLS FARGO NEW                COM              949746101   224221  4783897 SH       SOLE                  4359621        0   424276
ZIMMER HLDGS INC COM           COM              98956P102      420    10121 SH       SOLE                     7121        0     3000

     LINE COUNT: 57